Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper	¥ 24,559	¥ 232,538
Short-term notes	35,048	56,681
Mizuho Financial Group Inc
Short-term Debt [Line Items]
Commercial paper	765,147	777,602
Short-term notes	¥ 191,300	¥ 591,700